Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 46,002	$ 58,274
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	42,040	52,261
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	3,946	5,997
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 16	$ 16